UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08614

Brandes Investment Trust
 (Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 600
San Diego, CA 92130
 (Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071
 (Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

Brandes International Equity Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.12%
Brazil - 1.66%
Embraer SA Sponsored - ADR	419,818	$10,453,468
China - 1.48%
China Mobile Ltd.	1,052,500	9,338,777
Finland - 1.93%
Nokia OYJ	2,111,763	12,112,835
France - 15.79%
Carrefour SA	962,060	15,518,939
Compagnie De Saint-Gobain SA	86,498	3,853,053
Engie SA	1,014,349	15,516,012
Orange SA	795,568	13,279,754
Publicis Groupe SA	168,759	11,580,673
Renault SA	55,385	4,692,303
Sanofi	301,093	24,165,610
Schneider Electric SE	92,441	7,688,027
Societe BIC SA	32,813	3,042,534
		99,336,905
Hong Kong - 0.75%
First Pacific Co. Ltd.	9,774,000	4,704,671
Ireland - 0.32%
CRH Plc	56,947	1,997,542
Italy - 6.51%
Eni SpA	930,813	17,258,573
Intesa Sanpaolo SpA	3,331,474	9,638,869
Telecom Italia Rsp	19,990,427	13,009,337
Telecom Italia SpA (a)	1,365,052	1,011,343
		40,918,122
Japan - 15.10%
Astellas Pharma, Inc.	196,600	2,991,974
Dai Nippon Printing Co. Ltd.	385,700	8,619,107
Daiichi Sankyo Co. Ltd.	319,102	12,190,808
Honda Motor Co. Ltd.	320,300	9,391,511
Mitsubishi Tanabe Pharma Corp.	551,500	9,521,720
Mitsubishi UFJ Financial Group, Inc.	1,937,500	10,975,714
MS&AD Insurance Group Holdings, Inc.	303,299	9,420,042
Nissan Motor Co. Ltd.	760,700	7,401,759
Sumitomo Mitsui Trust Holdings, Inc.	258,500	10,198,762
Taisho Pharmaceutical Holdings Co. Ltd.	72,200	8,446,206
Takeda Pharmaceutical Co. Ltd.	138,100	5,809,604
		94,967,207
Mexico - 3.93%
Cemex SAB de CV Sponsored - ADR (a)	1,677,470	11,004,203
Fibra Uno Administracion SA de CV	9,426,272	13,740,541
		24,744,744
Netherlands - 1.48%
Aegon NV	1,564,062	9,338,424

Russia - 3.48%
Mobile TeleSystems PJSC	1,082,859	4,795,177
Oil Company LUKOIL PJSC	139,363	9,653,137
Oil Company LUKOIL PJSC Sponsored - ADR	60,246	4,152,756
Public Joint-Stock Co. Gazprom	1,456,315	3,269,918
		21,870,988
South Korea - 4.67%
Hana Financial Group, Inc.	129,211	4,961,799
Hyundai Mobis Co. Ltd.	49,641	9,441,767
Hyundai Motor Co.	34,861	3,918,165
KT&G Corp.	55,812	5,358,353
POSCO	19,278	5,688,165
		29,368,249
Spain - 1.82%
Repsol SA	585,727	11,432,869
Sweden - 1.59%
LM Ericsson Telefon AB - Class B	1,294,457	9,972,760
Switzerland - 6.55%
Credit Suisse Group AG	876,095	13,100,317
Roche Holding AG	22,029	4,887,314
Swatch Group Ltd. Registered	37,669	3,252,600
Swiss Resources AG	82,076	7,165,963
UBS Group AG	834,724	12,796,621
		41,202,815
Taiwan - 0.87%
Asustek Computer, Inc.	599,000	5,466,244
United Kingdom - 22.19%
Barclays Plc	3,831,573	9,470,623
BP Plc	1,643,511	12,504,669
G4S Plc	2,264,973	7,978,198
GlaxoSmithKline Plc	1,101,898	22,215,278
HSBC Holdings Plc	445,619	4,164,016
Imperial Brands Plc	232,675	8,641,102
J Sainsbury Plc	2,287,907	9,681,888
Kingfisher Plc	2,691,048	10,523,627
Marks & Spencer Group Plc	3,340,952	12,977,808
Tesco Plc	4,302,647	14,558,406
Wm Morrison Supermarkets Plc	3,535,297	11,726,570
WPP Plc	963,041	15,130,883
		139,573,068
TOTAL COMMON STOCKS (Cost $617,252,195)		$566,799,688

PREFERRED STOCKS - 3.51%
Brazil - 2.16%
Petroleo Brasileiro SA	1,632,800	$7,233,484
Telefonica Brasil SA	417,300	4,936,646
Telefonica Brasil SA Sponsored - ADR	120,102	1,425,611
		13,595,741
Russia - 1.35%
Surgutneftegas OJSC	16,855,053	8,487,750
TOTAL PREFERRED STOCKS (Cost $20,986,243)		$22,083,491

	Contracts	Value
RIGHTS - 0.00%
Italy - 0.00%
Intesa Sanpaolo SpA
Expiration Date: July 2018, Exercise Price: EUR 2.740 (a)(b)	3,331,474	$–
TOTAL RIGHTS (Cost $–)		$–

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 6.18%
State Street Bank and Trust Repurchase Agreement, (Dated 06/29/18), due 07/02/18, 0.35%
[Collateralized by $41,385,000 US Treasury Notes, 2.000%, 05/31/24,
(Market Value $39,677,786)] (proceeds $38,899,122)	$38,897,987	$38,897,987
TOTAL REPURCHASE AGREEMENTS (Cost $38,897,987)		$38,897,987

Total Investments (Cost $677,136,425) - 99.81%		$627,781,166
Other Assets in Excess of Liabilities - 0.19%		1,195,631
TOTAL NET ASSETS - 100.00%		$628,976,797

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
EUR	European Union Euro
(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. This security represents $0 or 0.00% of the Fund's net assets and is classified as a Level 2 security. See Note 1 in the Notes to Schedule of Investments.

Brandes International Equity Fund
Schedule of Investments by Industry
June 30, 2018 (Unaudited)

COMMON STOCKS
Aerospace & Defense	1.66%
Auto Components	1.50%
Automobiles	4.04%
Banks	7.86%
Building Products	0.61%
Capital Markets	4.12%
Commercial Services & Supplies	3.12%
Communications Equipment	3.51%
Construction Materials	2.07%
Diversified Financial Services	0.75%
Diversified Telecommunication Services	4.34%
Electrical Equipment	1.22%
Equity Real Estate Investment Trusts	2.18%
Food & Staples Retailing	8.19%
Insurance	4.12%
Media	4.25%
Metals & Mining	0.90%
Multiline Retail	2.06%
Multi-Utilities	2.47%
Oil, Gas & Consumable Fuels	9.26%
Pharmaceuticals	14.35%
Specialty Retail	1.67%
Technology Hardware, Storage & Peripherals	0.87%
Textiles, Apparel & Luxury Goods	0.52%
Tobacco	2.23%
Wireless Telecommunication Services	2.25%
TOTAL COMMON STOCKS	90.12%
PREFERRED STOCKS
Diversified Telecommunication Services	1.01%
Oil, Gas & Consumable Fuels	2.50%
TOTAL PREFERRED STOCKS	3.51%
RIGHTS
Banks	–%
TOTAL RIGHTS	–%
REPURCHASE AGREEMENTS	6.18%
TOTAL INVESTMENTS	99.81%
Other Assets in Excess of Liabilities	0.19%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.11%
Austria - 1.50%
Erste Group Bank AG	24,509	$1,021,779
Brazil - 2.71%
Embraer SA	265,420	1,657,270
Embraer SA Sponsored - ADR	7,378	183,712
		1,840,982
China - 1.55%
China Mobile Ltd.	118,500	1,051,444
Finland - 1.78%
Nokia OYJ	210,503	1,207,421
France - 12.68%
Carrefour SA	34,285	553,049
Engie SA	79,376	1,214,177
Engie SA Registered Shares	31,200	477,251
Publicis Groupe SA	14,981	1,028,035
Sanofi	28,738	2,306,501
Schneider Electric SE	20,792	1,729,205
Total SA	21,741	1,320,240
		8,628,458
Italy - 2.95%
Eni SpA	71,529	1,326,248
Telecom Italia Rsp	1,045,481	680,376
		2,006,624
Japan - 3.44%
Honda Motor Co. Ltd.	37,600	1,102,469
Nissan Motor Co. Ltd.	127,000	1,235,735
		2,338,204
Mexico - 1.05%
Fibra Uno Administracion SA de CV	488,596	712,219
Russia - 3.21%
Oil Company LUKOIL PJSC Sponsored - ADR	24,494	1,688,371
Public Joint-Stock Co. Gazprom	220,760	495,681
		2,184,052
South Korea - 5.86%
Hyundai Mobis Co. Ltd.	4,950	941,495
Hyundai Motor Co.	11,771	1,322,989
KT&G Corp.	7,830	751,736
Samsung Electronics Co. Ltd.	23,100	967,649
		3,983,869
Spain - 1.64%
Repsol SA	57,166	1,115,829
Sweden - 1.00%
LM Ericsson Telefon AB - Class B	88,653	683,001

Switzerland - 5.15%
Credit Suisse Group AG	94,935	1,419,570
Swiss Resources AG	7,964	695,328
UBS Group AG	90,575	1,388,548
		3,503,446
United Kingdom - 21.01%
Barclays Plc	228,395	564,531
BP Plc	292,575	2,226,060
GlaxoSmithKline Plc	121,138	2,442,254
HSBC Holdings Plc	81,086	757,696
Imperial Brands Plc	53,968	2,004,268
J Sainsbury Plc	257,470	1,089,553
Kingfisher Plc	254,571	995,527
Marks & Spencer Group Plc	248,544	965,460
Tesco Plc	447,224	1,513,224
Wm Morrison Supermarkets Plc	212,603	705,204
WPP Plc	65,706	1,032,344
		14,296,121
United States - 31.58%
American International Group, Inc.	20,559	1,090,038
Apache Corp.	15,952	745,756
Bank of America Corp.	45,483	1,282,166
Bank of New York Mellon Corp.	26,440	1,425,909
Cardinal Health, Inc.	26,811	1,309,181
Citigroup, Inc.	32,175	2,153,151
Emerson Electric Co.	16,077	1,111,564
Express Scripts Holding Co. (a)	19,695	1,520,651
HCA Healthcare, Inc.	8,103	831,368
Jefferies Financial Group, Inc.	36,368	827,008
McKesson Corp.	10,105	1,348,007
Merck & Co., Inc.	25,578	1,552,585
Microsoft Corp.	6,981	688,397
PepsiCo, Inc.	4,668	508,205
Pfizer, Inc.	46,673	1,693,296
PNC Financial Services Group, Inc.	6,762	913,546
State Street Corp.	9,775	909,955
Wells Fargo & Co.	28,404	1,574,718
		21,485,501
TOTAL COMMON STOCKS (Cost $59,359,694)		$66,058,950

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 2.91%
State Street Bank and Trust Repurchase Agreement, (Dated 06/29/18), due 07/02/18, 0.35%
[Collateralized by $2,110,000 US Treasury Notes, 2.000%, 05/31/24,
(Market Value $2,022,958)] (proceeds $1,982,854)	$1,982,796	$1,982,796
TOTAL REPURCHASE AGREEMENTS (Cost $1,982,796)		$1,982,796

Total Investments (Cost $61,342,490) - 100.02%		$68,041,746
Liabilities in Excess of Other Assets - (0.02)%		(12,464)
TOTAL NET ASSETS - 100.00%		$68,029,282

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

Brandes Global Equity Fund
Schedule of Investments by Industry
June 30, 2018 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.71%
Auto Components	1.38%
Automobiles	5.38%
Banks	12.15%
Beverages	0.75%
Capital Markets	7.56%
Communications Equipment	2.78%
Diversified Financial Services	1.22%
Diversified Telecommunication Services	1.00%
Electrical Equipment	4.18%
Equity Real Estate Investment Trusts	1.05%
Food & Staples Retailing	5.68%
Health Care Providers & Services	7.36%
Insurance	2.62%
Media	3.03%
Multiline Retail	1.42%
Multi-Utilities	2.49%
Oil, Gas & Consumable Fuels	13.11%
Pharmaceuticals	11.75%
Software	1.01%
Specialty Retail	1.46%
Technology Hardware, Storage & Peripherals	1.42%
Tobacco	4.05%
Wireless Telecommunication Services	1.55%
TOTAL COMMON STOCKS	97.11%
REPURCHASE AGREEMENTS	2.91%
TOTAL INVESTMENTS	100.02%
Liabilities in Excess of Other Assets	(0.02)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Equity Income Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.04%
Brazil - 4.81%
Companhia Paranaense de Energia	4,300	$21,313
Telefonica Brasil SA	4,090	44,396
		65,709
China - 1.63%
China Mobile Ltd.	2,500	22,182
Finland - 1.90%
Nokia OYJ	4,519	25,920
France - 14.27%
Engie SA	2,583	39,510
Engie SA Registered Shares	400	6,119
Publicis Groupe SA	419	28,753
Sanofi	551	44,223
Schneider Electric SE	528	43,912
Total SA	530	32,185
		194,702
Italy - 2.79%
Eni SpA	2,057	38,140
Japan - 2.15%
Honda Motor Co. Ltd.	1,000	29,321
Mexico - 2.25%
Fibra Uno Administracion SA de CV	21,113	30,776
South Korea - 1.59%
KT&G Corp.	226	21,698
Sweden - 0.90%
LM Ericsson Telefon AB - Class B	1,596	12,296
Switzerland - 5.62%
Credit Suisse Group AG	1,434	21,443
Swiss Resources AG	240	20,954
UBS Group AG	2,237	34,294
		76,691
United Kingdom - 25.18%
BP Plc	5,500	41,846
British American Tobacco Plc	279	14,054
GlaxoSmithKline Plc	2,390	48,185
HSBC Holdings Plc	2,038	19,044
Imperial Brands Plc	1,027	38,141
J Sainsbury Plc	5,103	21,595
Kingfisher Plc	9,306	36,392
Marks & Spencer Group Plc	4,816	18,708
Royal Dutch Shell Plc - Class A	814	28,172
Tesco Plc	8,470	28,658
Wm Morrison Supermarkets Plc	4,210	13,965
WPP Plc	2,223	34,926
		343,686

United States - 22.95%
Bank of New York Mellon Corp.	280	15,100
BB&T Corp.	234	11,803
Cardinal Health, Inc.	807	39,406
Citigroup, Inc.	421	28,173
Emerson Electric Co.	305	21,088
Johnson & Johnson	175	21,235
Merck & Co., Inc.	646	39,212
Microsoft Corp.	154	15,186
PepsiCo, Inc.	130	14,153
Pfizer, Inc.	964	34,974
PNC Financial Services Group, Inc.	85	11,484
Procter & Gamble Co.	289	22,559
Wells Fargo & Co.	701	38,864
		313,237
TOTAL COMMON STOCKS (Cost $1,121,166)		$1,174,358

PREFERRED STOCKS - 9.89%
South Korea - 1.82%
Samsung Electronics Co. Ltd.	736	$24,854
United States - 8.07%
Bank of America Corp., 4.000% (3M LIBOR + 0.500%, minimum of 4.000%) (a)	1,488	35,325
Goldman Sachs Group, Inc., 3.750% (3M LIBOR + 0.750%, minimum of 3.750%) (a)	1,610	37,642
Morgan Stanley, 4.000% (3M LIBOR + 0.700%, minimum of 4.000%) (a)	1,588	37,127
		110,094
TOTAL PREFERRED STOCKS (Cost $114,547)		$134,948

Total Investments (Cost $1,235,713) - 95.93%		$1,309,306
Other Assets in Excess of Liabilities - 4.07%		55,504
TOTAL NET ASSETS - 100.00%		$1,364,810

Percentages are stated as a percent of net assets.

(a)	Variable rate security. This coupon is based on a reference index and spread.

Brandes Global Equity Income Fund
Schedule of Investments by Industry
June 30, 2018 (Unaudited)

COMMON STOCKS
Automobiles	2.15%
Banks	8.01%
Beverages	1.04%
Capital Markets	5.19%
Communications Equipment	2.80%
Diversified Telecommunication Services	3.25%
Electric Utilities	1.56%
Electrical Equipment	4.76%
Equity Real Estate Investment Trusts	2.25%
Food & Staples Retailing	4.71%
Health Care Providers & Services	2.89%
Household Products	1.65%
Insurance	1.54%
Media	4.67%
Multiline Retail	1.37%
Multi-Utilities	3.34%
Oil, Gas & Consumable Fuels	10.28%
Pharmaceuticals	13.76%
Software	1.11%
Specialty Retail	2.67%
Tobacco	5.41%
Wireless Telecommunication Services	1.63%
TOTAL COMMON STOCKS	86.04%
PREFERRED STOCKS
Banks	2.59%
Capital Markets	5.48%
Technology Hardware, Storage & Peripherals	1.82%
TOTAL PREFERRED STOCKS	9.89%
TOTAL INVESTMENTS	95.93%
Other Assets in Excess of Liabilities	4.07%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Opportunities Value Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.58%
Brazil - 6.76%
Companhia Paranaense de Energia	59,500	$294,909
Embraer SA Sponsored - ADR	42,069	1,047,518
Marfrig Global Foods SA (a)	180,500	379,093
Telefonica Brasil SA	46,000	499,315
		2,220,835
China - 2.88%
China Mobile Ltd.	83,500	740,891
China Yuchai International Ltd.	9,558	207,409
		948,300
France - 7.41%
Carrefour SA	28,226	455,312
Engie SA	28,788	440,356
Engie SA Registered Shares	4,400	67,305
Publicis Groupe SA	7,893	541,638
Sanofi	8,649	694,165
Schneider Electric SE	2,868	238,523
		2,437,299
Greece - 1.03%
Grivalia Properties Real Estate Investment Co. SA	33,717	338,119
Hong Kong - 0.72%
First Pacific Co. Ltd.	489,340	235,542
Hungary - 0.72%
Magyar Telekom Telecommunications Plc	165,311	235,102
India - 1.33%
Reliance Infrastructure Ltd. Sponsored - GDR	25,493	437,287
Ireland - 1.68%
C&C Group Plc	145,805	551,679
Italy - 3.15%
Eni SpA	31,343	581,143
Telecom Italia Rsp	700,058	455,583
		1,036,726
Japan - 7.51%
Honda Motor Co. Ltd.	15,900	466,204
Kissei Pharmaceutical Co. Ltd.	13,600	368,451
Nissan Motor Co. Ltd.	50,500	491,374
NuFlare Technology, Inc.	3,200	196,334
Sankyo Co. Ltd.	12,700	496,631
Tachi-S Co. Ltd.	16,500	276,380
TSI Holdings Co. Ltd.	24,500	172,984
		2,468,358
Mexico - 6.13%
Cemex SAB de CV Sponsored - ADR (a)	59,670	391,435
Consorcio ARA SAB de CV	1,684,533	572,530
Fibra Uno Administracion SA de CV	433,582	632,027
Macquarie Mexico Real Estate Management SA de CV	422,393	418,985
		2,014,977

Russia - 3.83%
Oil Company LUKOIL PJSC Sponsored - ADR	5,068	349,337
Public Joint-Stock Co. Gazprom Sponsored - ADR	94,099	414,977
Sberbank of Russia OJSC	102,322	355,187
Sistema PJSFC	996,926	139,853
		1,259,354
South Korea - 5.12%
Hyundai Mobis Co. Ltd.	2,494	474,361
KT&G Corp.	3,670	352,346
Lotte Chilsung Beverage Co. Ltd.	210	289,610
Lotte Corp. (a)	4,457	228,789
Samsung Electronics Co. Ltd.	8,100	339,306
		1,684,412
Switzerland - 3.10%
Credit Suisse Group AG	34,768	519,889
UBS Group AG	32,667	500,797
		1,020,686
United Kingdom - 21.24%
Barclays Plc	129,092	319,081
BP Plc	45,317	344,795
Countrywide Plc (a)	300,650	149,389
De La Rue Plc	60,678	445,243
Debenhams Plc	868,876	171,202
GlaxoSmithKline Plc	38,077	767,668
Imperial Brands Plc	15,185	563,942
J Sainsbury Plc	165,789	701,580
Kingfisher Plc	133,320	521,362
LSL Property Services Plc	80,891	284,037
Marks & Spencer Group Plc	134,019	520,592
Mitie Group Plc	233,595	481,852
Tesco Plc	181,229	613,205
Wm Morrison Supermarkets Plc	189,299	627,904
WPP Plc	29,888	469,587
		6,981,439
United States - 15.97%
Briggs & Stratton Corp.	28,293	498,239
Cardinal Health, Inc.	6,172	301,379
Chesapeake Energy Corp. (a)	58,550	306,802
Citigroup, Inc.	7,749	518,563
Edgewell Personal Care Co. (a)	8,003	403,831
Express Scripts Holding Co. (a)	5,494	424,192
Jefferies Financial Group, Inc.	13,904	316,177
McKesson Corp.	3,492	465,833
Owens & Minor, Inc.	32,497	543,024
St. Joe Co. (a)	30,873	554,170
State Street Corp.	2,502	232,911
Wells Fargo & Co.	6,421	355,980
World Fuel Services Corp.	16,115	328,907
		5,250,008
TOTAL COMMON STOCKS (Cost $29,409,667)		$29,120,123

PREFERRED STOCKS - 5.28%
Brazil - 2.06%
Companhia Brasileira de Distribuicao	15,600	$311,698
Petroleo Brasileiro SA	82,240	364,332
		676,030

Russia - 1.34%
Surgutneftegas OJSC	875,498	440,877
South Korea - 1.88%
Hyundai Motor Co. Ltd.	8,385	618,668
TOTAL PREFERRED STOCKS (Cost $1,738,177)		$1,735,575

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 5.45%
State Street Bank and Trust Repurchase Agreement, (Dated 06/29/18), due 07/02/18, 0.35%
[Collateralized by $1,910,000 US Treasury Notes, 2.000%, 05/31/24,
(Market Value $1,831,209)] (proceeds $1,792,977)	$1,792,925	$1,792,925
TOTAL REPURCHASE AGREEMENTS (Cost $1,792,925)		$1,792,925

Total Investments (Cost $32,940,769) - 99.31%		$32,648,623
Other Assets in Excess of Liabilities - 0.69%		227,712
TOTAL NET ASSETS - 100.00%		$32,876,335

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.

Brandes Global Opportunities Value Fund
Schedule of Investments by Industry
June 30, 2018 (Unaudited)

COMMON STOCKS
Aerospace & Defense	3.19%
Auto Components	2.28%
Automobiles	2.91%
Banks	4.71%
Beverages	2.56%
Capital Markets	3.81%
Commercial Services & Supplies	2.82%
Construction Materials	1.19%
Diversified Financial Services	1.68%
Diversified Telecommunication Services	3.62%
Electric Utilities	2.23%
Electrical Equipment	0.73%
Equity Real Estate Investment Trusts	4.22%
Food & Staples Retailing	7.29%
Food Products	1.15%
Health Care Providers & Services	5.28%
Household Durables	1.74%
Industrial Conglomerates	0.70%
Leisure Products	1.51%
Machinery	2.15%
Media	3.08%
Multiline Retail	2.10%
Multi-Utilities	1.54%
Oil, Gas & Consumable Fuels	7.07%
Personal Products	1.23%
Pharmaceuticals	5.57%
Real Estate Management & Development	3.00%
Semiconductors & Semiconductor Equipment	0.60%
Specialty Retail	1.59%
Technology Hardware, Storage & Peripherals	1.03%
Textiles, Apparel & Luxury Goods	0.53%
Tobacco	2.79%
Wireless Telecommunication Services	2.68%
TOTAL COMMON STOCKS	88.58%
PREFERRED STOCKS
Automobiles	1.88%
Food & Staples Retailing	0.95%
Oil, Gas & Consumable Fuels	2.45%
TOTAL PREFERRED STOCKS	5.28%
REPURCHASE AGREEMENTS	5.45%
TOTAL INVESTMENTS	99.31%
Other Assets in Excess of Liabilities	0.69%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.43%
Argentina - 2.61%
Adecoagro SA (a)	1,176,931	$9,356,601
YPF SA Sponsored - Class D - ADR	2,297,348	31,197,985
		40,554,586
Brazil - 10.00%
AES Tiete Energia SA	2,764,947	6,919,947
Cielo SA	2,231,500	9,528,820
Companhia Paranaense de Energia	800,010	3,965,218
Embraer SA Sponsored - ADR	2,090,287	52,048,146
Estacio Participacoes SA	2,930,193	18,424,512
Hapvida Participacoes e Investimentos SA (a)(c)	1,410,700	10,755,643
Kroton Educacional SA	5,600,500	13,510,850
Marfrig Global Foods SA (a)	11,583,411	24,327,928
Petrobras Distribuidora SA	3,366,600	15,722,237
		155,203,301
Chile - 1.46%
Empresa Nacional de Telecomunicaciones SA	1,335,910	12,267,608
Enel Chile SA Sponsored - ADR	2,117,834	10,335,030
		22,602,638
China - 9.60%
Bosideng International Holdings Ltd.	151,313,000	20,776,493
China Mobile Ltd.	7,071,400	62,744,157
China Railway Signal & Communication Corp. Ltd. (c)	2,651,000	1,876,883
China Yuchai International Ltd.	173,073	3,755,684
Dongfeng Motor Group Co. Ltd. - Class H	34,409,000	36,267,602
Universal Medical Financial & Technical Advisory Services Co. Ltd. (c)	22,677,000	18,015,243
Weiqiao Textile Co. Ltd. - Class H	12,307,077	5,603,748
		149,039,810
Colombia - 1.14%
Grupo Aval Acciones y Valores Grupo Sponsored - ADR	2,127,094	17,633,609
Czech Republic - 0.73%
O2 Czech Republic AS	981,490	11,279,947
Greece - 0.96%
Hellenic Telecommunications Organization SA	1,212,382	14,957,010
Hong Kong - 5.49%
First Pacific Co. Ltd.	28,461,920	13,700,016
Lifestyle China Group Ltd. (a)	2,347,400	966,784
Lifestyle International Holdings Ltd.	14,529,000	30,767,356
Luk Fook Holdings International Ltd.	5,275,000	21,789,884
Yue Yuen Industrial Holdings Ltd.	6,400,000	18,068,727
		85,292,767
India - 4.70%
Infosys Ltd.	811,030	15,548,260
Power Grid Corp. of India Ltd.	6,287,001	17,153,306
Reliance Infrastructure Ltd.	4,433,822	25,372,482
Tech Mahindra Ltd.	1,553,173	14,852,916
		72,926,964
Indonesia - 1.94%
PT XL Axiata Tbk (a)	171,303,415	30,048,529

Malaysia - 2.03%
Genting Berhad	15,157,500	31,533,213
Mexico - 9.36%
Cemex SAB de CV Sponsored - ADR (a)	8,607,862	56,467,575
Fibra Uno Administracion SA de CV	31,381,662	45,744,597
Fideicomiso PLA Administradora Industrial S de RL de CV	17,287,809	23,589,815
Macquarie Mexico Real Estate Management SA de CV	17,197,456	17,058,692
Urbi Desarrollos Urbanos SA de CV (a)(d)	10,242,449	2,449,699
		145,310,378
Pakistan - 0.57%
Nishat Mills Ltd.	7,646,760	8,872,634
Panama - 1.02%
Banco Latinoamericano de Comercio Exterior SA - Class E	642,824	15,819,899
Russia - 10.14%
MegaFon PJSC	5,737,938	46,048,777
Mobile TeleSystems PJSC	5,281,468	23,387,692
Oil Company LUKOIL PJSC Sponsored - ADR	413,250	28,485,323
Public Joint-Stock Co. Gazprom	5,318,206	11,941,165
Public Joint-Stock Co. Gazprom Sponsored - ADR	3,562,742	15,711,692
Sberbank of Russia OJSC	7,088,955	24,607,671
Sistema JSFC Sponsored - GDR	2,684,906	7,324,424
		157,506,744
South Africa - 1.07%
Barclays Africa Group Ltd.	1,434,796	16,660,431
South Korea - 11.20%
Hyundai Mobis Co. Ltd.	170,065	32,346,529
KIA Motors Corp.	824,543	22,781,721
KT&G Corp.	476,261	45,724,475
POSCO	50,851	15,004,092
S-1 Corp.	290,741	25,252,336
Samsung Electronics Co. Ltd.	610,691	25,581,590
Shinhan Financial Group Co. Ltd.	185,013	7,163,361
		173,854,104
Spain - 1.09%
Prosegur Cash SA (c)	6,246,765	16,851,406
Taiwan - 1.58%
Asustek Computer, Inc.	2,689,000	24,538,779
Thailand - 4.01%
Bangkok Bank Plc - NVDR	3,932,600	23,220,097
Jasmine Broadband Internet Infrastructure - Class F	53,168,600	15,956,020
Siam Commercial Bank PCL	6,456,100	23,050,021
		62,226,138
Turkey - 4.33%
Akbank TAS	8,411,547	13,747,822
Emlak Konut Gayrimenkul Yatirim Ortakligi AG	59,155,342	26,195,559
Turkiye Garanti Bankasi Anonim Sirketi	6,223,640	11,352,870
Turkiye Vakiflar Bankasi Turk Anonim Ortakligi (a)	14,962,344	15,963,948
		67,260,199
United Kingdom - 1.40%
ITE Group Plc	8,002,860	8,449,411
Vivo Energy Plc (a)(c)	6,818,404	13,325,097
		21,774,508
TOTAL COMMON STOCKS (Cost $1,463,311,394)		$1,341,747,594

PREFERRED STOCKS - 10.75%
Brazil - 6.68%
Companhia Brasileira de Distribuicao	2,067,200	$41,303,998
Companhia Brasileira de Distribuicao Sponsored ADR - Class A	547,333	10,935,713
Companhia Paranaense de Energia - COPEL B	1,932,050	10,837,326
Companhia Paranaense de Energia Sponsored ADR - Class B	2,760	15,401
Petroleo Brasileiro SA	4,477,000	19,833,604
Petroleo Brasileiro Sponsored - ADR	995,451	8,799,787
Telefonica Brasil SA	13,500	159,705
Telefonica Brasil SA Sponsored - ADR	1,004,568	11,924,222
		103,809,756
Colombia - 0.43%
Grupo Aval Acciones y Valores SA	15,974,350	6,676,303
Russia - 1.67%
Surgutneftegas OJSC	32,081,832	16,155,544
Surgutneftegas OJSC Sponsored - ADR	1,977,282	9,748,000
		25,903,544
South Korea - 1.97%
Hyundai Motor Co. Ltd.	413,848	30,534,826
TOTAL PREFERRED STOCKS (Cost $183,892,355)		$166,924,429

PARTICIPATORY NOTES - 0.64%
China - 0.64%
China South Publishing & Media Group Co. Ltd. (a)(b)(c)(e)	5,210,036	$9,956,889
TOTAL PARTICIPATORY NOTES (Cost $10,254,128)		$9,956,889

	Contracts	Value
RIGHTS - 0.28%
United Kingdom - 0.28%
ITE Group Plc
Expiration Date: July 2018, Exercise Price: GBP 0.562 (a)	14,005,005	$4,417,458
TOTAL RIGHTS (Cost $8,569,009)		$4,417,458

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 3.83%
State Street Bank and Trust Repurchase Agreement, (Dated 06/29/18), due 07/02/18, 0.35%
[Collateralized by $63,220,000 US Treasury Notes, 2.000%, 05/31/24,
(Market Value $60,612,049)] (proceeds $59,421,859)	$59,420,126	$59,420,126
State Street Bank and Trust Repurchase Agreement, (Dated 06/29/18), due 07/02/18, 0.35%
[Collateralized by $25,000 US Treasury Notes, 2.750%, 02/28/25,
(Market Value $25,138)] (proceeds $24,646)	24,645	24,645
State Street Bank and Trust Repurchase Agreement, (Dated 06/29/18), due 07/02/18, 0.35%
[Collateralized by $10,000 US Treasury Notes, 2.000%, 02/15/25,
(Market Value $9,584)] (proceeds $9,397)	9,397	9,397
TOTAL REPURCHASE AGREEMENTS (Cost $59,454,168)		$59,454,168

Total Investments (Cost $1,725,481,054) - 101.93%		$1,582,500,538
Liabilities in Excess of Other Assets - (1.93)%		(29,934,724)
TOTAL NET ASSETS - 100.00%		$1,552,565,814

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
GBP	Great Britain Pound
(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. This security represents $9,956,889 or 0.64% of the Fund's net assets and is classified as a Level 2 security. See Note 1 in the Notes to Schedule of Investments.

(c)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $70,781,161, which represented 4.56% of the net assets of the Fund.

(d)	Affiliated issuer. See Note 5 in the Notes to Schedule of Investments.
(e)
Represents the underlying security of a participatory note with HSBC Bank Plc. China South Publishing & Media Group Co. Ltd. has a maturity date of November 23, 2021. See Note 4 in the Notes to Schedule of Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments by Industry
June 30, 2018 (Unaudited)

COMMON STOCKS
Aerospace & Defense	3.35%
Auto Components	2.08%
Automobiles	3.80%
Banks	9.88%
Commercial Services & Supplies	2.71%
Construction Materials	3.64%
Diversified Consumer Services	2.06%
Diversified Financial Services	1.90%
Diversified Telecommunication Services	1.69%
Electric Utilities	3.66%
Electronic Equipment, Instruments & Components	0.12%
Equity Real Estate Investment Trusts	8.28%
Food Products	2.17%
Health Care Providers & Services	1.85%
Hotels, Restaurants & Leisure	2.03%
Household Durables	0.16%
Independent Power and Renewable Electricity Producers	0.45%
IT Services	2.57%
Machinery	0.24%
Media	0.54%
Metals & Mining	0.97%
Multiline Retail	2.04%
Oil, Gas & Consumable Fuels	5.63%
Specialty Retail	3.28%
Technology Hardware, Storage & Peripherals	3.23%
Textiles, Apparel & Luxury Goods	3.44%
Tobacco	2.95%
Wireless Telecommunication Services	11.71%
TOTAL COMMON STOCKS	86.43%
PREFERRED STOCKS
Automobiles	1.97%
Banks	0.43%
Diversified Telecommunication Services	0.78%
Electric Utilities	0.70%
Food & Staples Retailing	3.36%
Oil, Gas & Consumable Fuels	3.51%
TOTAL PREFERRED STOCKS	10.75%

PARTICIPATORY NOTES
Media	0.64%
TOTAL PARTICIPATORY NOTES	0.64%
RIGHTS
Media	0.28%
TOTAL RIGHTS	0.28%
REPURCHASE AGREEMENTS	3.83%
TOTAL INVESTMENTS	101.93%
Liabilities in Excess of Other Assets	(1.93)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.29%
Belgium - 1.48%
D'Ieteren SA	460,645	$19,139,972
Brazil - 5.12%
AES Tiete Energia SA	2,514,116	6,292,182
Embraer SA	7,397,247	46,188,061
Marfrig Global Foods SA (a)	4,297,724	9,026,246
Mills Estruturas e Servicos de Engenharia SA (a)(b)	8,911,000	4,598,336
		66,104,825
Canada - 4.91%
Cameco Corp.	557,651	6,273,574
Celestica, Inc. (a)	2,134,653	25,338,331
Dorel Industries, Inc. - Class B (a)(b)	1,476,137	25,039,254
Sierra Wireless, Inc. (a)	420,764	6,730,816
		63,381,975
China - 1.05%
Boyaa Interactive International Ltd. (a)	19,211,900	5,779,046
Weiqiao Textile Co. Ltd. - Class H	17,001,500	7,741,247
		13,520,293
France - 2.07%
Savencia SA	67,039	5,871,618
Societe BIC SA	225,165	20,878,071
		26,749,689
Germany - 2.19%
Draegerwerk AG & Co. KGaA	156,726	9,345,796
Rhoen-Klinikum AG	651,262	18,998,406
		28,344,202
Greece - 1.69%
GR Sarantis SA	731,789	6,323,923
Grivalia Properties Real Estate Investment Co. SA	1,542,476	15,468,184
		21,792,107
Hong Kong - 3.39%
APT Satellite Holdings Ltd.	18,760,050	7,699,521
Dickson Concepts International Ltd.	10,889,500	5,149,950
Emperor Watch & Jewellery Ltd.	194,910,000	11,892,923
PAX Global Technology Ltd.	26,536,000	13,058,096
Sinotrans Shipping Ltd.	22,499,500	5,921,742
		43,722,232
Hungary - 1.72%
Magyar Telekom Telecommunications Plc	15,654,152	22,262,996
India - 1.62%
Reliance Infrastructure Ltd.	3,661,113	20,950,666
Indonesia - 0.70%
PT XL Axiata Tbk (a)	51,392,000	9,014,730
Ireland - 4.84%
Avadel Pharmaceuticals Plc Sponsored - ADR (a)	1,782,276	10,925,352
C&C Group Plc	13,636,504	51,596,119
		62,521,471

Italy - 0.02%
Safilo Group SpA (a)	40,000	209,083
Japan - 22.76%
Bank of Nagoya Ltd.	242,400	8,412,195
BML, Inc.	20,000	514,804
Denki Kogyo Co. Ltd.	202,500	6,507,782
Fuji Media Holdings, Inc.	790,900	13,496,173
Funai Electric Co. Ltd. (a)	1,753,600	10,057,579
Futaba Corp.	162,300	2,838,612
Hachijuni Bank Ltd.	4,552,000	19,395,128
Hyakugo Bank Ltd.	4,675,900	18,348,583
Kato Sangyo Co. Ltd.	730,800	25,025,584
Kissei Pharmaceutical Co. Ltd.	907,300	24,580,529
Komori Corp.	2,109,900	24,517,371
Nippon Seiki Co. Ltd.	399,000	7,535,598
NuFlare Technology, Inc.	192,000	11,780,040
Oita Bank Ltd.	256,800	8,717,285
San-in Godo Bank Ltd.	453,400	4,047,518
Sanki Engineering Co. Ltd.	343,400	3,354,984
Sankyo Co. Ltd.	402,900	15,755,328
Tachi-S Co. Ltd.	771,800	12,927,884
Torii Pharmaceutical Co. Ltd.	448,100	10,882,049
Toyo Suisan Kaisha Ltd.	1,128,400	40,259,743
TSI Holdings Co. Ltd.	1,071,200	7,563,291
Tsutsumi Jewelry Co. Ltd.	283,700	4,704,600
Vital KSK Holdings, Inc.	24,000	249,998
Wacoal Holdings Corp.	425,600	12,395,753
		293,868,411
Mexico - 3.80%
Consorcio ARA SAB de CV	41,148,757	13,985,429
Desarrolladora Homex SAB de CV (a)(b)	279,501,983	1,562,152
Fibra Uno Administracion SA de CV	12,055,398	17,572,980
Macquarie Mexico Real Estate Management SA de CV	13,011,927	12,906,935
Urbi Desarrollos Urbanos SA de CV (a)(b)	12,867,533	3,077,543
		49,105,039
Philippines - 0.71%
First Philippine Holdings Corp.	8,015,270	9,176,615
Russia - 0.62%
Sistema PJSFC	57,014,975	7,998,289
South Korea - 7.80%
Binggrae Co. Ltd.	229,489	12,391,163
Korean Reinsurance Co.	485,590	5,157,052
Lotte Chilsung Beverage Co. Ltd.	9,393	12,953,828
Lotte Confectionery Co. Ltd.	45,900	7,454,374
Lotte Corp. (a)	521,844	26,787,507
Namyang Dairy Products Co. Ltd.	12,471	7,206,213
S-1 Corp.	159,838	13,882,744
Samchully Co. Ltd.	148,808	14,959,120
		100,792,001
Spain - 1.30%
Lar Espana Real Estate SOCIMI SA	1,509,238	16,827,146

United Kingdom - 16.50%
Balfour Beatty Plc	3,278,830	12,237,779
Countrywide Plc (a)(b)	15,928,853	7,914,814
De La Rue Plc	2,600,189	19,079,674
Debenhams Plc (b)	69,186,362	13,632,376
ITE Group Plc	5,762,102	6,083,621
J Sainsbury Plc	8,843,790	37,424,853
LSL Property Services Plc	4,947,705	17,373,175
Mitie Group Plc	11,036,434	22,765,595
Premier Foods Plc (a)	19,108,378	9,557,720
Spirent Communications Plc	8,131,852	12,427,658
Telit Communications Plc (a)	6,439,999	13,114,236
Wm Morrison Supermarkets Plc	12,490,616	41,431,336
		213,042,837
TOTAL COMMON STOCKS (Cost $1,157,324,349)		$1,088,524,579

PREFERRED STOCKS - 2.84%
Brazil - 1.49%
Companhia Paranaense de Energia - COPEL B	3,432,149	$19,251,737
Germany - 1.35%
Draegerwerk AG & Co. KGaA	243,819	17,454,436
TOTAL PREFERRED STOCKS (Cost $43,457,366)		$36,706,173

	Contracts	Value
RIGHTS - 0.25%
United Kingdom - 0.25%
ITE Group Plc
Expiration Date: July 2018, Exercise Price: GBP 0.562 (a)	10,083,679	$3,180,593
TOTAL RIGHTS (Cost $5,021,643)		$3,180,593

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 9.00%
State Street Bank and Trust Repurchase Agreement, (Dated 06/29/18), due 07/02/18, 0.35%
[Collateralized by $123,645,000 US Treasury Notes, 2.000%, 05/31/24,
(Market Value $118,544,396)] (proceeds $116,218,950)	$116,215,560	$116,215,560
TOTAL REPURCHASE AGREEMENTS (Cost $116,215,560)		$116,215,560

Total Investments (Cost $1,322,018,918) - 96.38%		$1,244,626,905
Other Assets in Excess of Liabilities - 3.62%		46,785,876
TOTAL NET ASSETS - 100.00%		$1,291,412,781

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GBP	Great Britain Pound
(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 5 in the Notes to Schedule of Investments.

Brandes International Small Cap Equity Fund
Schedule of Investments by Industry
June 30, 2018 (Unaudited)

COMMON STOCKS
Aerospace & Defense	3.58%
Auto Components	1.58%
Banks	4.56%
Beverages	5.00%
Commercial Services & Supplies	5.93%
Communications Equipment	3.00%
Construction & Engineering	1.21%
Distributors	1.48%
Diversified Telecommunication Services	2.32%
Electric Utilities	2.33%
Electrical Equipment	0.22%
Electronic Equipment, Instruments & Components	2.97%
Equity Real Estate Investment Trusts	4.86%
Food & Staples Retailing	8.04%
Food Products	7.11%
Gas Utilities	1.16%
Health Care Equipment & Supplies	0.72%
Health Care Providers & Services	1.53%
Household Durables	4.16%
Independent Power and Renewable Electricity Producers	0.49%
Industrial Conglomerates	2.07%
Insurance	0.40%
Leisure Products	1.22%
Machinery	1.90%
Marine	0.46%
Media	1.52%
Multiline Retail	1.06%
Oil, Gas & Consumable Fuels	0.48%
Personal Products	0.49%
Pharmaceuticals	3.59%
Real Estate Management & Development	1.96%
Semiconductors & Equipment	0.91%
Software	0.45%
Specialty Retail	1.32%
Textiles, Apparel & Luxury Goods	2.53%
Trading Companies & Distributors	0.36%
Wireless Telecommunication Services	1.32%
TOTAL COMMON STOCKS	84.29%

PREFERRED STOCKS
Electric Utilities	1.49%
Health Care Equipment & Supplies	1.35%
TOTAL PREFERRED STOCKS	2.84%
RIGHTS
Media	0.25%
TOTAL RIGHTS	0.25%
REPURCHASE AGREEMENTS	9.00%
TOTAL INVESTMENTS	96.38%
Other Assets in Excess of Liabilities	3.62%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 78.44%
Auto Components - 0.89%
Cooper Tire & Rubber Co.	3,426	$90,104
Banks - 3.65%
ACNB Corp.	1,505	51,245
National Bankshares, Inc.	2,012	93,357
Northrim BanCorp, Inc.	2,487	98,361
Popular, Inc.	2,817	127,356
		370,319
Biotechnology - 5.59%
Eagle Pharmaceuticals, Inc. (a)	2,748	207,914
OPKO Health, Inc. (a)	45,498	213,841
PDL BioPharma, Inc. (a)	62,345	145,887
		567,642
Capital Markets - 1.98%
Federated Investors, Inc.	8,633	201,321
Communications Equipment - 5.11%
Digi International, Inc. (a)	15,764	208,085
NETGEAR, Inc. (a)	3,402	212,625
Sierra Wireless, Inc. (a)	6,120	97,920
		518,630
Construction & Engineering - 1.95%
Orion Group Holdings, Inc. (a)	23,951	197,835
Electronic Equipment, Instruments & Components - 4.47%
Avnet, Inc.	5,921	253,951
Fabrinet (a)	5,430	200,313
		454,264
Equity Real Estate Investment Trusts - 1.02%
Alexander & Baldwin, Inc.	4,391	103,188
Food Products - 3.05%
Cal-Maine Foods, Inc. (a)	1,476	67,675
Seneca Foods Corp. - Class A (a)	8,972	242,244
		309,919
Health Care Equipment & Supplies - 0.69%
Invacare Corp.	3,755	69,843
Health Care Providers & Services - 4.01%
Owens & Minor, Inc.	18,729	312,962
Patterson Companies, Inc.	4,154	94,171
		407,133
Hotels, Restaurants & Leisure - 1.01%
Speedway Motorsports, Inc.	5,931	102,962
Household Durables - 9.07%
Beazer Homes USA, Inc. (a)	7,873	116,127
CSS Industries, Inc.	9,124	154,196
Dorel Industries, Inc. - Class B	11,507	195,400
M.D.C. Holdings, Inc.	6,226	191,574
Taylor Morrison Home Corp. - Class A (a)	12,705	264,010
		921,307

Insurance - 3.35%
American National Insurance Co.	806	96,390
National Western Life Group, Inc.	498	153,015
Old Republic International Corp.	4,559	90,770
		340,175
IT Services - 1.46%
EVERTEC, Inc.	6,787	148,296
Machinery - 3.96%
Briggs & Stratton Corp.	22,806	401,614
Media - 0.88%
Scholastic Corp.	2,009	89,019
Oil, Gas & Consumable Fuels - 4.48%
Chesapeake Energy Corp. (a)	26,866	140,778
World Fuel Services Corp.	15,386	314,028
		454,806
Personal Products - 4.50%
Edgewell Personal Care Co. (a)	9,050	456,663
Pharmaceuticals - 2.40%
Avadel Pharmaceuticals Plc Sponsored - ADR (a)	24,043	147,384
Taro Pharmaceutical Industries Ltd. (a)	832	96,254
		243,638
Professional Services - 3.43%
Resources Connection, Inc.	20,625	348,562
Real Estate Management & Development - 3.01%
St. Joe Co. (a)	17,006	305,258
Software - 2.90%
MicroStrategy, Inc. - Class A (a)	1,495	190,986
Verint Systems, Inc. (a)	2,327	103,203
		294,189
Specialty Retail - 2.89%
Rent-A-Center, Inc.	19,958	293,782
Thrifts & Mortgage Finance - 0.85%
Territorial Bancorp, Inc.	2,771	85,901
Trading Companies & Distributors - 1.84%
Houston Wire & Cable Co. (a)	22,033	187,280
TOTAL COMMON STOCKS (Cost $7,970,977)		$7,963,650

PREFERRED STOCKS - 1.55%
Oil, Gas & Consumable Fuels - 1.55%
Chesapeake Energy Corp.
5.750%, Perpetual	250	$156,875
TOTAL PREFERRED STOCKS (Cost $145,900)		$156,875

	Principal
	Amount	Value
CORPORATE BONDS - 6.14%
Containers & Packaging - 1.53%
Bemis Co., Inc.
6.800%, 8/1/2019	$150,000	$155,694
Electric Utilities - 2.07%
Portland General Electric Co.
6.100%, 4/15/2019	205,000	210,013

Machinery - 2.26%
Kennametal, Inc.
2.650%, 11/1/2019	230,000	229,930
Water Utilities - 0.28%
California Water Service Co.
5.875%, 5/1/2019	28,000	28,655
TOTAL CORPORATE BONDS (Cost $625,210)		$624,292

REPURCHASE AGREEMENTS - 13.26%
State Street Bank and Trust Repurchase Agreement, (Dated 06/29/18), due 07/02/18, 0.35%
[Collateralized by $1,435,000 US Treasury Notes, 2.000%, 05/31/24,
(Market Value $1,375,803)] (proceeds $1,346,251)	$1,346,212	$1,346,212
TOTAL REPURCHASE AGREEMENTS (Cost $1,346,212)		$1,346,212

Total Investments (Cost $10,088,299) - 99.39%		$10,091,029
Other Assets in Excess of Liabilities - 0.61%		61,480
TOTAL NET ASSETS - 100.00%		$10,152,509

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

Brandes Small Cap Value Fund
Schedule of Investments by Country
June 30, 2018 (Unaudited)

COMMON STOCKS
Canada	2.89%
Ireland	1.45%
Israel	0.95%
United States	73.15%
TOTAL COMMON STOCKS	78.44%
PREFERRED STOCKS
United States	1.55%
TOTAL PREFERRED STOCKS	1.55%
CORPORATE BONDS
United States	6.14%
TOTAL CORPORATE BONDS	6.14%
REPURCHASE AGREEMENTS	13.26%
TOTAL INVESTMENTS	99.39%
Other Assets in Excess of Liabilities	0.61%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.01%
Household Durables - 0.01%
Urbi Desarrollos Urbanos SA de CV (a)	31,277	$7,481
TOTAL COMMON STOCKS (Cost $292,050)		$7,481

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 7.58%
Federal Home Loan Mortgage Corporation - 1.95%
Pool G1-8578, 3.000%, 12/1/2030	$1,738,477	$1,727,076
Pool G0-6018, 6.500%, 4/1/2039	27,973	31,140
Pool A9-3505, 4.500%, 8/1/2040	131,329	138,121
		1,896,337
Federal National Mortgage Association - 5.63%
Pool CA1624, 3.000%, 4/1/2033	1,226,062	1,219,815
Pool 934124, 5.500%, 7/1/2038	46,121	49,749
Pool MA0918, 4.000%, 12/1/2041	292,696	300,620
Pool AS6201, 3.500%, 11/1/2045	1,247,143	1,245,011
Pool AL9865, 3.000%, 2/1/2047	1,974,941	1,916,028
Pool BJ2553, 3.500%, 12/1/2047	737,878	734,771
		5,465,994
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $7,427,811)		$7,362,331

OTHER MORTGAGE RELATED SECURITIES - 0.05%
Collateralized Mortgage Obligations - 0.00%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 3.616%, 10/25/2036 (c)	$1,546	$1,476
Near Prime Mortgage - 0.05%
Bear Stearns ALT-A Trust
Series 2004-11, 2.771% (1M LIBOR + 0.680%), 11/25/2034 (d)	46,096	45,897
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $45,371)		$47,373

US GOVERNMENTS - 49.89%
Sovereign - 49.89%
United States Treasury Bond
4.750%, 2/15/2037	$4,435,000	$5,620,842
United States Treasury Note
2.000%, 11/15/2021	4,461,000	4,367,423
2.000%, 2/15/2023	6,890,000	6,674,957
2.375%, 8/15/2024	16,805,000	16,405,225
2.250%, 2/15/2027	16,100,000	15,363,551
TOTAL US GOVERNMENTS (Cost $49,879,354)		$48,431,998

ASSET BACKED SECURITIES - 2.05%
Equipment - 0.03%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 4/19/2022	$28,054	$29,701

Student Loan - 2.02%
SLM Private Credit Student Loan Trust 2004-B
Series 2004-B, 2.771% (3M LIBOR + 0.430%), 9/15/2033 (d)	300,000	288,392
SLM Private Credit Student Loan Trust 2005-A
Series 2005-A, 2.651% (3M LIBOR + 0.310%), 12/15/2038 (d)	400,000	390,146
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 2.631% (3M LIBOR + 0.290%), 6/15/2039 (d)	956,464	937,287
SLM Private Credit Student Loan Trust 2007-A
Series 2007-A, 2.581% (3M LIBOR + 0.240%), 12/16/2041 (d)	350,000	341,077
		1,956,902
TOTAL ASSET BACKED SECURITIES (Cost $1,833,181)		$1,986,603

CORPORATE BONDS - 37.67%
Automobiles - 1.02%
General Motors Financial Co., Inc.
2.650%, 4/13/2020	$1,000,000	$987,962
Banks & Thrifts - 8.81%
Bank of America Corp.
6.875%, 11/15/2018	1,475,000	1,497,910
Citibank NA
2.100%, 6/12/2020	1,650,000	1,615,977
Fifth Third Bancorp
8.250%, 3/1/2038	175,000	238,843
Goldman Sachs Group, Inc.
7.500%, 2/15/2019	1,025,000	1,053,314
JPMorgan Chase & Co.
5.829% (3M LIBOR + 3.470%), Perpetual (d)	2,285,000	2,302,137
USB Capital IX
3.500% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual (d)	750,000	679,688
Wells Fargo & Co.
6.111% (3M LIBOR + 3.770%), Perpetual (d)	1,150,000	1,165,094
		8,552,963
Commercial Services & Supplies - 1.76%
ADT Corp.
3.500%, 7/15/2022	1,830,000	1,712,880
Consumer Products - 0.94%
Avon International Operations, Inc.
7.875%, 8/15/2022 (b)	925,000	916,860
Electric Utilities - 1.16%
Arizona Public Service Co.
8.750%, 3/1/2019	340,000	352,939
Commonwealth Edison Co.
5.900%, 3/15/2036	175,000	212,537
Israel Electric Corp. Ltd.
7.250%, 1/15/2019 (b)	200,000	203,850
Oncor Electric Delivery Co., LLC
7.000%, 9/1/2022	315,000	358,846
		1,128,172
Food, Beverage & Tobacco - 1.53%
Mead Johnson Nutrition Co.
4.900%, 11/1/2019	775,000	794,048
Pilgrim's Pride Corp.
5.750%, 3/15/2025 (b)	725,000	696,000
		1,490,048

Health Care Providers & Services - 1.47%
Tenet Healthcare Corp.
6.000%, 10/1/2020	1,385,000	1,423,088
Homebuilders - 1.37%
PulteGroup, Inc.
5.500%, 3/1/2026	620,000	613,800
Toll Brothers Finance Corp.
4.875%, 11/15/2025	745,000	717,063
		1,330,863
Insurance - 1.40%
American International Group, Inc.
6.400%, 12/15/2020	800,000	857,459
CNA Financial Corp.
5.875%, 8/15/2020	135,000	141,742
Voya Financial, Inc.
5.500%, 7/15/2022	335,000	357,107
		1,356,308
Metals & Mining - 1.52%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
12.000%, 11/1/2021	1,030,000	1,063,475
6.375%, 3/15/2024	540,000	407,700
		1,471,175
Oil, Gas & Consumable Fuels - 10.37%
BP Capital Markets Plc
2.241%, 9/26/2018	1,115,000	1,114,613
3.506%, 3/17/2025	810,000	803,158
Chesapeake Energy Corp.
6.125%, 2/15/2021	1,925,000	1,949,062
Chevron Corp.
2.100%, 5/16/2021	1,150,000	1,123,090
Exxon Mobil Corp.
2.397%, 3/6/2022	945,000	924,018
Ithaca Energy, Inc.
8.125%, 7/1/2019 (b)	930,000	925,350
Kinder Morgan, Inc.
4.300%, 6/1/2025	1,054,000	1,051,388
Occidental Petroleum Corp.
3.500%, 6/15/2025	555,000	550,432
Range Resources Corp.
5.000%, 3/15/2023	1,680,000	1,625,400
		10,066,511
Retail - 0.94%
JC Penney Corp, Inc.
5.875%, 7/1/2023 (b)	975,000	914,062
Technology - 1.01%
Microsoft Corp.
2.400%, 2/6/2022	1,000,000	978,796

Telecommunications - 4.37%
AT&T, Inc.
3.000%, 6/30/2022	1,630,000	1,582,398
Frontier Communications Corp.
6.250%, 9/15/2021	1,315,000	1,167,720
Sprint Communications, Inc.
9.000%, 11/15/2018 (b)	1,325,000	1,351,500
Telefonica Emisiones SAU
5.462%, 2/16/2021	135,000	141,286
		4,242,904
TOTAL CORPORATE BONDS (Cost $36,218,215)		$36,572,592

REPURCHASE AGREEMENTS - 2.01%
State Street Bank and Trust Repurchase Agreement, (Dated 06/29/18), due 07/02/18, 0.35%
[Collateralized by $2,075,000 US Treasury Notes, 2.000%, 05/31/24,
(Market Value $1,989,402)] (proceeds $1,947,591)	$1,947,534	$1,947,534
TOTAL REPURCHASE AGREEMENTS (Cost $1,947,534)		$1,947,534

Total Investments (Cost $97,643,516) - 99.26%		$96,355,912
Other Assets in Excess of Liabilities - 0.74%		721,415
TOTAL NET ASSETS - 100.00%		$97,077,327

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,007,622, which represented 5.16% of the net assets of the Fund.

(c) Variable rate security. The coupon is based on an underlying pool of loans.
(d) Variable rate security. The coupon is based on a reference index and spread index.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.02%
Household Durables - 0.02%
Urbi Desarrollos Urbanos SA de CV (a)	176,124	$42,124
TOTAL COMMON STOCKS (Cost $1,887,387)		$42,124

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 4.98%
Federal Home Loan Mortgage Corporation - 1.31%
Pool G1-8578, 3.000%, 12/1/2030	$2,353,837	$2,338,401
Federal National Mortgage Association - 3.67%
Pool CA1624, 3.000%, 4/1/2033	2,942,549	2,927,555
Pool AS6201, 3.500%, 11/1/2045	1,815,248	1,812,145
Pool AL9865, 3.000%, 2/1/2047	1,837,155	1,782,351
		6,522,051
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $8,981,447)		$8,860,452

OTHER MORTGAGE RELATED SECURITIES - 0.00%
Collateralized Mortgage Obligations - 0.00%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 3.616%, 10/25/2036 (c)	$5,376	$5,133
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $5,377)		$5,133

US GOVERNMENTS - 20.43%
Sovereign - 20.43%
United States Treasury Bond
4.750%, 2/15/2037	$20,035,000	$25,392,015
United States Treasury Note
2.250%, 2/15/2027	11,455,000	10,931,023
TOTAL US GOVERNMENTS (Cost $37,457,102)		$36,323,038

ASSET BACKED SECURITIES - 4.11%
Student Loan - 4.11%
SLM Private Credit Student Loan Trust 2004-B
Series 2004-B, 2.771% (3M LIBOR + 0.430%), 9/15/2033 (d)	$1,500,000	$1,441,961
SLM Private Credit Student Loan Trust 2005-A
Series 2005-A, 2.651% (3M LIBOR + 0.310%), 12/15/2038 (d)	1,865,000	1,819,055
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 2.631% (3M LIBOR + 0.290%), 6/15/2039 (d)	4,124,461	4,041,766
TOTAL ASSET BACKED SECURITIES (Cost $6,808,127)		$7,302,782

CORPORATE BONDS - 68.16%
Automobiles - 1.92%
General Motors Financial Co., Inc.
2.650%, 4/13/2020	$3,460,000	$3,418,347
Banks & Thrifts - 15.39%
Bank of America Corp.
6.875%, 11/15/2018	5,270,000	5,351,853
Citibank NA
2.100%, 6/12/2020	5,592,000	5,476,693
Goldman Sachs Group, Inc.
7.500%, 2/15/2019	3,700,000	3,802,206
JPMorgan Chase & Co.
5.829% (3M LIBOR + 3.470%), Perpetual (d)	6,305,000	6,352,287
USB Capital IX
3.500% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual (d)	3,250,000	2,945,313
Wells Fargo & Co.
6.111% (3M LIBOR + 3.770%), Perpetual (d)	3,380,000	3,424,363
		27,352,715
Commercial Services & Supplies - 3.83%
ADT Corp.
3.500%, 7/15/2022	7,270,000	6,804,720
Consumer Products - 2.06%
Avon International Operations, Inc.
7.875%, 8/15/2022 (b)	3,695,000	3,662,484
Electric Utilities - 0.63%
Israel Electric Corp. Ltd.
7.250%, 1/15/2019 (b)	1,091,000	1,112,002
Food, Beverage & Tobacco - 3.08%
Mead Johnson Nutrition Co.
4.900%, 11/1/2019	2,850,000	2,920,048
Pilgrim's Pride Corp.
5.750%, 3/15/2025 (b)	2,665,000	2,558,400
		5,478,448
Health Care Providers & Services - 3.06%
Tenet Healthcare Corp.
6.000%, 10/1/2020	5,290,000	5,435,475
Homebuilders - 1.82%
PulteGroup, Inc.
5.500%, 3/1/2026	1,615,000	1,598,850
Toll Brothers Finance Corp.
4.875%, 11/15/2025	1,710,000	1,645,875
		3,244,725
Insurance - 3.75%
American International Group, Inc.
6.400%, 12/15/2020	2,785,000	2,985,028
CNA Financial Corp.
5.875%, 8/15/2020	1,250,000	1,312,428
Voya Financial, Inc.
5.500%, 7/15/2022	2,220,000	2,366,503
		6,663,959

Metals & Mining - 2.78%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
12.000%, 11/1/2021	3,570,000	3,686,025
6.375%, 3/15/2024	1,665,000	1,257,075
		4,943,100
Oil, Gas & Consumable Fuels - 17.54%
BP Capital Markets Plc
2.241%, 9/26/2018	3,235,000	3,233,877
3.506%, 3/17/2025	3,375,000	3,346,492
Chesapeake Energy Corp.
6.125%, 2/15/2021	7,860,000	7,958,250
Chevron Corp.
2.100%, 5/16/2021	3,460,000	3,379,036
Ithaca Energy, Inc.
8.125%, 7/1/2019 (b)	3,675,000	3,656,625
Kinder Morgan, Inc.
4.300%, 6/1/2025	1,921,000	1,916,238
Occidental Petroleum Corp.
3.500%, 6/15/2025	1,705,000	1,690,966
Range Resources Corp.
5.000%, 3/15/2023	6,195,000	5,993,662
		31,175,146
Retail - 2.04%
JC Penney Corp, Inc.
5.875%, 7/1/2023 (b)	3,860,000	3,618,750
Technology - 1.90%
Microsoft Corp.
2.400%, 2/6/2022	3,460,000	3,386,636
Telecommunications - 8.36%
AT&T, Inc.
3.000%, 6/30/2022	5,235,000	5,082,118
Frontier Communications Corp.
6.250%, 9/15/2021	4,720,000	4,191,360
Sprint Communications, Inc.
9.000%, 11/15/2018 (b)	4,060,000	4,141,200
Telefonica Emisiones SAU
5.462%, 2/16/2021	1,390,000	1,454,724
		14,869,402
TOTAL CORPORATE BONDS (Cost $118,653,810)		$121,165,909

REPURCHASE AGREEMENTS - 3.62%
State Street Bank and Trust Repurchase Agreement, (Dated 06/29/18), due 07/02/18, 0.35%
[Collateralized by $6,850,000 US Treasury Notes, 2.000%, 05/31/24,
(Market Value $6,567,424)] (proceeds $6,437,981)	$6,437,794	$6,437,794
TOTAL REPURCHASE AGREEMENTS (Cost $6,437,794)		$6,437,794

Total Investments (Cost $180,231,044) - 101.32%	$180,137,232
Liabilities in Excess of Other Assets - (1.32)%	(2,354,944)
TOTAL NET ASSETS - 100.00%	$177,782,288

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,749,461, which represented 10.55% of the net assets of the Fund.

(c) Variable rate security. The coupon is based on an underlying pool of loans.
(d) Variable rate security. The coupon is based on a reference index and spread index.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Value NextShares
Schedule of Investments
June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.03%
Banks - 15.29%
Bank of America Corp.	1,021	$28,782
BB&T Corp.	415	20,933
Citigroup, Inc.	472	31,586
Fifth Third Bancorp	156	4,477
JPMorgan Chase & Co.	148	15,422
PNC Financial Services Group, Inc.	141	19,049
Wells Fargo & Co.	521	28,884
		149,133
Beverages - 0.86%
PepsiCo, Inc.	77	8,383
Biotechnology - 2.33%
Amgen, Inc.	57	10,522
Gilead Sciences, Inc.	173	12,255
		22,777
Capital Markets - 4.44%
Bank of New York Mellon Corp.	464	25,023
State Street Corp.	197	18,339
		43,362
Communications Equipment - 0.47%
Cisco Systems, Inc.	106	4,561
Diversified Financial Services - 1.57%
Jefferies Financial Group, Inc.	675	15,350
Electrical Equipment - 2.19%
Emerson Electric Co.	309	21,364
Electronic Equipment, Instruments & Components - 4.07%
Avnet, Inc.	485	20,801
Fabrinet (a)	512	18,888
		39,689
Health Care Providers & Services - 12.99%
Cardinal Health, Inc.	362	17,676
CVS Health Corp.	148	9,524
Express Scripts Holding Co. (a)	368	28,413
HCA Healthcare, Inc.	193	19,802
Laboratory Corp of America Holdings (a)	128	22,980
McKesson Corp.	212	28,281
		126,676
Household Durables - 3.19%
M.D.C. Holdings, Inc.	513	15,785
Taylor Morrison Home Corp. - Class A (a)	736	15,294
		31,079
Household Products - 0.96%
Procter & Gamble Co.	120	9,367

Insurance - 4.47%
American International Group, Inc.	371	19,671
Loews Corp.	197	9,511
Old Republic International Corp.	723	14,395
		43,577
Internet Software & Services - 2.40%
Alphabet, Inc. - Class C (a)	21	23,429
IT Services - 3.70%
Amdocs Ltd.	225	14,893
Cognizant Technology Solutions Corp.	268	21,169
		36,062
Machinery - 1.64%
Briggs & Stratton Corp.	909	16,008
Media - 7.30%
Comcast Corp. - Class A	657	21,556
Omnicom Group, Inc.	344	26,237
Twenty-First Century Fox, Inc. - Class A	205	10,187
Twenty-First Century Fox, Inc. - Class B	268	13,204
		71,184
Oil, Gas & Consumable Fuels - 3.59%
Apache Corp.	240	11,220
Chevron Corp.	77	9,735
World Fuel Services Corp.	691	14,103
		35,058
Pharmaceuticals - 7.17%
Johnson & Johnson	118	14,318
Merck & Co., Inc.	416	25,251
Pfizer, Inc.	836	30,330
		69,899
Real Estate Management & Development - 1.07%
St. Joe Co. (a)	582	10,447
Road & Rail - 1.61%
AMERCO	44	15,671
Software - 3.33%
Microsoft Corp.	166	16,369
Oracle Corp.	365	16,082
		32,451
Specialty Retail - 1.39%
Advance Auto Parts, Inc.	100	13,570
TOTAL COMMON STOCKS (Cost $865,762)		$839,097

PREFERRED STOCKS - 1.72%
Banks - 1.72%
U.S. Bancorp, 3.500% (3M LIBOR + 0.600%, minimum of 3.500%) (b)	711	$16,751
TOTAL PREFERRED STOCKS (Cost $15,631)		$16,751

	Principal
	Amount	Value
MONEY MARKET FUNDS - 11.65%
First American Government Obligations Fund - Class X
1.786%, 12/01/2031 (c)	$77,762	$77,762
First American Treasury Obligations Fund - Class X
1.767%, 01/01/2040 (c)	35,890	35,890
TOTAL MONEY MARKET FUNDS (Cost $113,652)		$113,652

Total Investments (Cost $995,045) - 99.40%		$969,500
Other Assets in Excess of Liabilities - 0.60%		5,839
TOTAL NET ASSETS - 100.00%		$975,339

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Variable rate security. This coupon is based on a reference index and spread.
(c) The rate shown is the annualized seven day yield as of June 30, 2018.

Brandes Value NextShares
Schedule of Investments by Country
June 30, 2018 (Unaudited)

COMMON STOCKS
United Kingdom	1.53%
United States	84.50%
TOTAL COMMON STOCKS	86.03%
PREFERRED STOCKS
United States	1.72%
TOTAL PREFERRED STOCKS	1.72%
MONEY MARKET FUNDS	11.65%
TOTAL INVESTMENTS	99.40%
Other Assets in Excess of Liabilities	0.60%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of this Schedule of Investments.

Brandes Investment Trust
Notes to Schedule of Investments
June 30, 2018 (Unaudited)

1)	Significant Accounting Policies

The Brandes International Equity Fund ("International Equity Fund"), Brandes Global Equity Fund ("Global Equity Fund"), Brandes Global Equity Income Fund ("Global Equity Income Fund"), Brandes Global Opportunities Value Fund ("Global Opportunities Value Fund"), Brandes Emerging Markets Value Fund ("Emerging Markets Value Fund"), Brandes International Small Cap Equity Fund ("International Small Cap Equity Fund"),  Brandes Small Cap Value Fund ("Small Cap Value Fund"), Brandes Core Plus Fixed Income Fund ("Core Plus Fixed Income Fund"), Separately Managed Account Reserve Trust ("SMART Fund") and Brandes Value NextShares ("Value NextShares Fund") (collectively the "Funds" or the "Trust") have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among broker market makers.
 • Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.  As of June 30, 2018, the International Equity Fund, Global Equity Fund, Global Equity Income Fund, Global Opportunities Value Fund, Emerging Markets Value Fund, International Small Cap Equity Fund, Small Cap Value Fund, Core Plus Fixed Income Fund, SMART Fund and Value NextShares Fund had securities with market values of $501,329,601, $39,084,460, $767,793, $15,907,598, $666,071,551, $616,927,394, $0, $0, $0 and $0 that represent 79.86%, 57.44%, 58.64%, 48.72%, 42.09%, 49.57%, 0.00%, 0.00%, 0.00%  and 0.00% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).

The Funds may enter into mortgage dollar roll transactions in which the Funds sell a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase a Fund’s portfolio turnover rate.  Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open.  A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period.  Rights may or may not be transferable.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  Valuation methodologies used to fair value such securities in the Fund's portfolios as of June 30, 2018 include conversion value and correlation to similar securities.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 of the fair value hierarchy.  Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of June 30, 2018, involving the Funds’ assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
International Equity Fund
Common Stocks
Consumer Discretionary	$ -	$ 88,311,096	$ -	$ 88,311,096
Consumer Staples	5,358,352	60,126,904	-	65,485,256
Energy	4,152,757	54,119,166	-	58,271,923
Financials	-	105,935,822	-	105,935,822
Health Care	-	90,228,513	-	90,228,513
Industrials	13,496,002	28,138,386	-	41,634,388
Information Technology	-	27,551,839	-	27,551,839
Materials	11,004,203	7,685,708	-	18,689,911
Real Estate	13,740,541	-	-	13,740,541
Telecommunication Services	-	41,434,387	-	41,434,387
Utilities	-	15,516,012	-	15,516,012
Total Common Stocks	47,751,855	519,047,833	-	566,799,688
Preferred Stocks
Energy	7,233,484	8,487,750	-	15,721,234
Telecommunication Services	6,362,257	-	-	6,362,257
Total Preferred Stocks	13,595,741	8,487,750	-	22,083,491
Rights
Financials	-	0	-	0
Total Rights	-	0	-	0
Repurchase Agreement	-	38,897,987	-	38,897,987
Total Investments in Securities	$ 61,347,596	$ 566,433,570	$ -	$ 627,781,166

Global Equity Fund
Common Stocks
Consumer Discretionary	$ -	$ 8,624,053	$ -	$ 8,624,053
Consumer Staples	1,259,941	5,865,297	-	7,125,238
Energy	2,434,128	6,484,058	-	8,918,186
Financials	10,176,491	5,847,452	-	16,023,943
Health Care	8,255,088	4,748,755	-	13,003,843
Industrials	2,952,546	1,729,205	-	4,681,751
Information Technology	688,397	2,858,072	-	3,546,469
Real Estate	712,219	-	-	712,219
Telecommunication Services	-	1,731,820	-	1,731,820
Utilities	-	1,691,428	-	1,691,428
Total Common Stocks	26,478,810	39,580,140	-	66,058,950
Repurchase Agreements	-	1,982,796	-	1,982,796
Total Investments in Securities	$ 26,478,810	$ 41,562,936	$ -	$ 68,041,746

Global Equity Income Fund
Common Stocks
Consumer Discretionary	$ -	$ 148,100	$ -	$ 148,100
Consumer Staples	58,410	116,413	-	174,823
Energy	-	140,343	-	140,343
Financials	105,424	95,735	-	201,159
Health Care	134,826	92,408	-	227,234
Industrials	21,088	43,912	-	65,000
Information Technology	15,186	38,216	-	53,402
Real Estate	30,776	-	-	30,776
Telecommunication Services	44,396	22,182	-	66,578
Utilities	21,313	45,630	-	66,943
Total Common Stocks	431,419	742,939	-	1,174,358
Preferred Stocks
Financials	110,094	-	-	110,094
Information Technology	-	24,854	-	24,854
Total Investments in Securities	$ 541,513	$ 767,793	$ -	$ 1,309,306

Global Opportunities Value Fund
Common Stocks
Consumer Discretionary	$ 743,733	$ 4,431,114	$ -	$ 5,174,847
Consumer Staples	1,976,559	2,961,943	-	4,938,502
Energy	1,400,023	925,938	-	2,325,961
Financials	1,423,632	1,930,495	-	3,354,127
Health Care	1,734,428	1,830,283	-	3,564,711
Industrials	2,680,262	467,311	-	3,147,573
Information Technology	-	535,640	-	535,640
Materials	391,435	-	-	391,435
Real Estate	1,754,570	622,157	-	2,376,727
Telecommunication Services	499,315	1,571,428	-	2,070,743
Utilities	294,909	944,948	-	1,239,857
Total Common Stocks	12,898,866	16,221,257	-	29,120,123
Preferred Stocks
Consumer Discretionary	-	618,668	-	618,668
Consumer Staples	311,698	-	-	311,698
Energy	364,332	440,877	-	805,209
Total Preferred Stocks	676,030	1,059,545	-	1,735,575
Repurchase Agreements	-	1,792,925	-	1,792,925
Total Investments in Securities	$ 13,574,896	$ 19,073,727	$ -	$ 32,648,623

Emerging Markets Value Fund
Common Stocks
Consumer Discretionary	$ 98,823,167	$ 202,833,330	$ -	$ 301,656,497
Consumer Staples	79,409,004	-	-	79,409,004
Energy	75,395,000	11,941,165	-	87,336,165
Financials	33,453,508	149,466,237	-	182,919,745
Health Care	10,755,643	18,015,243	-	28,770,886
Industrials	97,907,572	-	-	97,907,572
Information Technology	9,528,820	82,398,428	-	91,927,248
Materials	56,467,575	15,004,092	-	71,471,667
Real Estate	86,393,103	42,151,580	-	128,544,683
Telecommunication Services	30,871,978	177,186,166	-	208,058,144
Utilities	21,220,195	42,525,788	-	63,745,983
Total Common Stocks	600,225,565	741,522,029	-	1,341,747,594
Preferred Stocks
Consumer Discretionary	-	30,534,826	-	30,534,826
Consumer Staples	52,239,711	-	-	52,239,711
Energy	38,381,391	16,155,544	-	54,536,935
Financials	6,676,303	-	-	6,676,303
Telecommunication Services	12,083,927	-	-	12,083,927
Utilities	10,852,727	-	-	10,852,727
Total Preferred Stocks	120,234,059	46,690,370	-	166,924,429
Participatory Notes
Consumer Discretionary	-	9,956,889	-	9,956,889
Total Participatory Notes	-	9,956,889	-	9,956,889
Rights
Consumer Discretionary	4,417,458	-	-	4,417,458
Total Rights	4,417,458	-	-	4,417,458
Repurchase Agreement	-	59,454,168	-	59,454,168
Total Investments in Securities	$ 724,877,082	$ 857,623,456	$ -	$ 1,582,500,538

International Small Cap Equity Fund
Common Stocks
Consumer Discretionary	$ 82,520,346	$ 109,429,409	$ -	$ 191,949,755
Consumer Staples	109,990,040	156,532,680	-	266,522,720
Energy	6,273,574	-	-	6,273,574
Financials	-	64,077,762	-	64,077,762
Health Care	29,923,758	45,573,176	-	75,496,934
Industrials	127,392,481	75,657,995	-	203,050,476
Information Technology	63,390,086	31,345,918	-	94,736,004
Real Estate	38,394,730	49,668,506		88,063,236
Telecommunication Services	7,699,521	39,276,014	-	46,975,535
Utilities	15,468,797	35,909,786	-	51,378,583
Total Common Stocks	481,053,333	607,471,246	-	1,088,524,579
Preferred Stocks
Health Care	-	17,454,436	-	17,454,436
Utilities	19,251,737	-	-	19,251,737
Total Preferred Stocks	19,251,737	17,454,436	-	36,706,173
Rights
Consumer Discretionary	3,180,593	-	-	3,180,593
Total Rights	3,180,593	-	-	3,180,593
Repurchase Agreements	-	116,215,560	-	116,215,560
Total Investments in Securities	$ 503,485,663	$ 741,141,242	$ -	$ 1,244,626,905

Small Cap Value Fund
Common Stocks
Consumer Discretionary	$ 1,497,173	$ -	$ -	$ 1,497,173
Consumer Staples	766,582	-	-	766,582
Energy	454,806	-	-	454,806
Financials	997,717	-	-	997,717
Health Care	1,288,255	-	-	1,288,255
Industrials	1,135,292	-	-	1,135,292
Information Technology	1,415,379	-	-	1,415,379
Real Estate	408,446	-	-	408,446
Total Common Stocks	7,963,650	-	-	7,963,650
Preferred Stocks
Energy	-	156,875	-	156,875
Total Preferred Stocks	-	156,875	-	156,875
Corporate Bonds
Industrials	-	229,930	-	229,930
Materials	-	155,694	-	155,694
Utilities	-	238,668	-	238,668
Total Corporate Bonds	-	624,292	-	624,292
Repurchase Agreements	-	1,346,212	-	1,346,212
Total Investments in Securities	$ 7,963,650	$ 2,127,379	$ -	$ 10,091,029

Core Plus Fixed Income Fund
Common Stocks	$ 7,481	$ -	$ -	$ 7,481
Asset Backed Securities	-	1,986,603	-	1,986,603
Corporate Bonds	-	36,572,592	-	36,572,592
Government Securities	-	48,431,998	-	48,431,998
Mortgage Backed Securities	-	7,409,704	-	7,409,704
Repurchase Agreements	-	1,947,534	-	1,947,534
Total Investments in Securities	$ 7,481	$ 96,348,431	$ -	$ 96,355,912

SMART Fund
Common Stocks	$ 42,124	$ -	$ -	42,124
Asset Backed Securities	-	7,302,782	-	7,302,782
Corporate Bonds	-	121,165,909	-	121,165,909
Government Securities	-	36,323,038	-	36,323,038
Mortgage Backed Securities	-	8,865,585	-	8,865,585
Repurchase Agreements	-	6,437,794	-	6,437,794
Total Investments in Securities	$ 42,124	$ 180,095,108	$ -	$ 180,137,232

Value NextShares Fund
Common Stocks
Consumer Discretionary	$ 115,833	$ -	$ -	$ 115,833
Consumer Staples	27,274	-	-	27,274
Energy	35,059	-	-	35,059
Financials	251,421	-	-	251,421
Health Care	209,829	-	-	209,829
Industrials	53,042	-	-	53,042
Information Technology	136,192	-	-	136,192
Real Estate	10,447	-	-	10,447
Total Common Stocks	839,097	-	-	839,097
Preferred Stocks
Financials	16,751	-	-	16,751
Total Preferred Stocks	16,751	-	-	16,751
Money Market Funds	113,652	-	-	113,652
Total Investments in Securities	$ 969,500	$ -	$ -	$ 969,500

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting periods:

	International Equity Fund	Global Equity Fund	Global Equity Income Fund	Global Opportunities Value Fund	Emerging Markets Value Fund	International Small Cap Equity Fund

Transfers into Level 1	$-	$751,736	$21,698	$1,123,808	$45,724,474	$83,647,872
Transfers out of Level 1	(11,726,570)	(705,203)	(13,965)	(1,250,061)	(88,355,192)	(123,146,006)
Net Transfers into Level 1	$(11,726,570)	$46,533	$7,733	$(126,253)	$(42,630,718)	$(39,498,134)

Transfers into Level 2	$11,726,570	$705,203	$13,965	$1,250,061	$88,355,192	$123,146,006
Transfers out of Level 2	-	(751,736)	(21,698)	(1,123,808)	(45,724,474)	(83,647,872)
Net Transfers out of Level 2	$11,726,570	$(46,533)	$(7,733)	$126,253	$42,630,718	$39,498,134

There were no transfers into or out of Levels 1 or 2 during the period presented for the Core Plus Fixed Income Fund and SMART Fund. Level transfers are recognized at the end of reporting periods; therefore, there were no transfers between Level 1 and Level 2 securities for the Small Cap Value Fund and Value NextShares Fund.

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on June 30, 2018.  The transfers from Level 2 to Level 1 are due to the securities no longer being fair valued as a result of trading on a stock exchange on June 30, 2018.

There were no Level 3 securities in the International Equity Fund, Global Equity Fund, Global Equity Income Fund, Global Opportunities Value Fund, Emerging Markets Value Fund, International Small Cap Equity Fund, Small Cap Value Fund, Core Plus Fixed Income Fund, SMART Fund and Value NextShares Fund at the beginning or during the periods presented.

2)	Securities Lending

The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of June 30, 2018, the Funds did not have any securities on loan.

3)	Repurchase Agreements

Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, U.S. Government securities whose market value, including accrued interest (which is recorded in the Schedules of Investments), will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian.  To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing a Fund to enter into a repurchase agreement, Brandes will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.  At June 30, 2018, the Funds ongoing exposure to the economic return on repurchase agreements is shown on the Schedule of Investments.

4)	Participatory Notes

The International Equity Fund, Global Equity Fund, Global Equity Income Fund, Global Opportunities Value Fund, Emerging Markets Value Fund, International Small Cap Equity Fund, Small Cap Value Fund and Value NextShares Fund may invest in participatory notes.  Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying security or securities, subject to the credit risk of the issuing financial institution.

Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Trust.  Participatory notes constitute general unsecured, unsubordinated contractual obligations of the bank or broker-dealers that issue them and generally are issued as an actual note from the financial intermediary or an equity linked warrant (commonly known as a low exercise price option).  The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note.  The advisor has established guidelines for monitoring participatory note exposure for the Funds.  Prior to investment in a participatory note, the advisor will complete an analysis of the prospective counterparties and once purchased, will continue to monitor creditworthiness on a quarterly basis.  The advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as: Moody's, Fitch, and S&P) of A.

The Funds record counterparty credit risk valuation adjustments, if material, on certain derivative assets in order to appropriately reflect the credit quality of the counterparty.  During the quarter ended June 30, 2018, the Funds did not make any counterparty credit risk valuation adjustments.

The International Equity Fund, Global Equity Fund, Global Equity Income Fund, Global Opportunities Value Fund, International Small Cap Equity Fund, Small Cap Value Fund and Value NextShares Fund did not invest in any participatory notes at or during the period ended June 30, 2018. The Emerging Markets Value Fund invested in a participatory note with HSBC Bank Plc. The average monthly market value of China South Publishing & Media Group Co. Ltd. was $9,559,780, during the quarter ended June 30, 2018. As a result of the investment in the participation note, the Emerging Markets Value Fund recognized a net unrealized loss of $297,239. The market value of this security on June 30, 2018 was $9,956,889, and can be found in the Emerging Market Value Fund’s Schedule of Investments.

5)	Transactions with Affiliates

The following issuers was affiliated with the Emerging Markets Value Fund and International Small Cap Equity Fund, as the Emerging Market Value Fund and International Small Cap Equity Fund held 5% or more of the outstanding voting securities of the issuer during the period October 1, 2017 through June 30, 2018. As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

Emerging Markets Value Fund
Issuer Name	Share Balance At October 1, 2017	Additions	Reductions	Share Balance At June 30, 2018	Dividend Income	Change in Unrealized Depreciation	Realized Gain	Value At June 30, 2018
Urbi Desarrollos Urbanos SA de CV	10,242,449	-	-	10,242,449	$-	$(1,740,650)	$-	$2,449,699
					$-	$(1,740,650)	$-	$2,449,699

International Small Cap Equity Fund
Issuer Name	Share Balance At October 1, 2017	Additions	Reductions	Share Balance At June 30, 2018	Dividend Income	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value At June 30, 2018
C&C Group Plc(1)	16,714,412	309,700	3,387,608	13,636,504	$2,567,953	$4,128,765	$(1,841,612)	$51,596,119
Countrywide Plc	15,257,124	1,829,971	1,158,242	15,928,853	-	(10,784,310)	(4,638,551)	7,914,814
Debenhams Plc	61,009,910	9,167,356	990,904	69,186,362	2,450,292	(29,221,202)	(1,276,273)	13,632,376
Desarrolladora Homex SAB de CV	48,856,674	230,645,309	-	279,501,983	-	(11,802,457)	34,183	1,562,152
Dorel Industries, Inc.	1,597,184	68,257	189,304	1,476,137	1,408,332	(8,710,547)	(1,589,803)	25,039,254
Funai Electric Co. Ltd.(1)	1,940,800	-	187,200	1,753,600	-	(3,531,045)	(337,891)	10,057,579
LSL Property Services Plc(1)	6,965,771	-	2,018,066	4,947,705	590,297	7,010,573	(4,325,377)	17,373,175
Mills Estruturas e Servicos de Engenharia SA	9,498,900	-	587,900	8,911,000	-	(8,662,206)	(58,879)	4,598,336
Samchully Co. Ltd. (1)	208,685	-	59,877	148,808	532,208	4,224,298	(1,169,214)	14,959,120
Urbi Desarrollos Urbanos SA de CV	12,867,533	-	-	12,867,533	-	(2,186,768)	-	3,077,543
					$7,549,082	$(59,534,899)	$(15,203,417)	$149,810,468

(1) Issuer was not an affiliate as of June 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)* /s/ Jeff Busby
                                             Jeff Busby, President/Principal Executive Officer

Date   August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jeff Busby
                                              Jeff Busby, President/Principal Executive Officer

Date   August 22, 2018

By (Signature and Title)*  /s/ Gary Iwamura
                                               Gary Iwamura, Treasurer/Principal Financial Officer

Date   August 22, 2018

* Print the name and title of each signing officer under his or her signature.